Income Taxes (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Taxes
Current tax liabilities		€ 0		€ 0
Corporate income taxes	€ 41	197	€ 83
Provision for tax		€ 0		€ 0